Document and Entity Information Document	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	FIRST FINANCIAL BANCORP.
Entity Incorporation, State or Country Code	OH
Entity File Number	001-34762
Entity Tax Identification Number	31-1042001
Entity Address, Address Line One	255 East Fifth Street, Suite 800
Entity Address, City or Town	Cincinnati,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	877
Local Phone Number	322-9530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000708955
Amendment Flag	false
NASDAQ/NMS (GLOBAL MARKET) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, No par value
Trading Symbol	FFBC
Security Exchange Name	NASDAQ